COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $)	1 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2010 Loss Contingencies on Legal Cases [Member]	Dec. 31, 2012 Loss Contingencies on Legal Cases [Member]	Oct. 31, 2012 Loss Contingencies on Legal Cases [Member]	Dec. 31, 2012 Intellectual Property [Member]	Dec. 31, 2012 Commitment To Purchase Software [Member]	Mar. 31, 2013 Cost-Method Investments [Member]	Dec. 31, 2012 Cost-Method Investments [Member]
Long-term Purchase Commitment [Line Items]
Commitment amount				$ 16,100,000	$ 1,200,000		$ 3,200,000
Payments to acquire investments						2,100,000
Loss Contingencies [Line Items]
Amount of claim filed against the company	1,700,000
Potential loss for arbitration case	800,000	5,500,000	(80,000)
Estimated loss, minimum		4,000,000
Estimated loss, maximum		$ 8,000,000